Leases - Additional Information (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 584		$ 704	$ 730
Lease liabilities	571		694	$ 692
TAK | Subsidiaries
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 91		$ 87
TAK | Next 18 years, after year 1 | Subsidiaries
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 6